Summary of Significant Accounting Policies (Details) - Schedule of consolidated balance sheets - Variable Interest Entity [Member] - USD ($)		Mar. 31, 2022	Mar. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets		$ 580,823	$ 267,727
Non-current assets		145,711	63,177
Total assets		726,534	330,904
Current liabilities		598,354	247,462
Intercompany payables	[1]	3,513,846	3,394,741
Total liabilities		4,112,200	3,642,203
Net assets		$ (3,385,666)	$ (3,311,299)

[1]	Intercompany payables are eliminated upon consolidation.